Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Current assets
Cash	$ 26,213	$ 46,517
Trade and other receivables (note 4)	7,288	6,344
Inventory (note 5)	6,989	7,941
Prepaid expenses and deposits	1,406	1,222
Total current assets	41,896	62,024
Property and equipment (note 6)	909	899
Intangible assets (note 7)	490	680
Right-of-use assets (note 8)	616	818
Total assets	43,911	64,421
Current liabilities
Accounts payable and accrued liabilities	3,282	2,033
Deferred revenue	721	471
Long-term debt (note 9)	2,104	523
Provisions		58
Derivative financial instrument (note 9)		563
Lease liabilities (note 10)	259	239
Income taxes payable		298
Total current liabilities	6,366	4,185
Deferred tax liability (note 16)	59
Long-term debt (note 9)	5,000	6,651
Deferred revenue	728	764
Lease liabilities (note 10)	578	817
Total liabilities	12,731	12,417
Shareholders' Equity
Share capital (note 11)	217,393	205,825
Contributed surplus	19,687	18,704
Accumulated other comprehensive income	12,031	16,837
Deficit	(217,931)	(189,362)
Total Shareholders' Equity	31,180	52,004
Total Liabilities and Shareholders' Equity	$ 43,911	$ 64,421